Costs	12 Months Ended
Dec. 31, 2023
Costs
Costs

30 Costs

Purchase, services and other charges

(€ million)	2023	2022	2021
Production costs - raw, ancillary and consumable materials and goods	58,170	85,139	41,174
Production costs - services	11,512	10,303	10,646
Lease expense and other	1,432	2,301	1,233
Net provisions for contingencies	1,369	2,985	707
Other expenses	1,746	2,069	1,983
	74,229	102,797	55,743
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(367)	(246)	(185)
- capitalized direct costs associated with self-constructed assets - intangible assets	(26)	(22)	(9)
	73,836	102,529	55,549

Purchase, services and other charges included prospecting costs, geological and geophysical studies of exploration activities for €205 million (€220 million and € 194 million in 2022 and 2021, respectively).

Costs incurred in connection with research and development activities expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €166 million (€164 million and €177 million in 2022 and 2021, respectively).

Royalties on the extraction rights of hydrocarbons amounted to €1,138 million (€1,570 million and €946 million in 2022 and 2021, respectively).

Additions to provisions net of reversal of unused provisions related to net additions for environmental liabilities amounting to €559 million (net additions of €1,700 million and net reversals of €279 million in 2022 and 2021, respectively) and net reversals for litigations amounting to €87 million (net additions of €501 million and €162 million in 2022 and 2021, respectively). More information is provided in note 21 – Provisions. Net additions to provisions by segment are disclosed in note 35 – Segment information and information by geographical area.

Information about leases is disclosed in note 13 – Right-of-use assets and lease liabilities.

Payroll and related costs

(€ million)	2023	2022	2021
Wages and salaries	2,427	2,311	2,182
Social security contributions	497	465	455
Cost related to employee benefit plans	156	174	165
Other costs	196	194	204
	3,276	3,144	3,006
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(131)	(120)	(111)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(9)	(7)
	3,136	3,015	2,888

Other costs comprised provisions for redundancy incentives of €56 million (€78 million and €94 million in 2022 and 2021, respectively) and costs for defined contribution plans of €102 million (€103 million and €97 million in 2022 and 2021, respectively).

Cost related to employee benefit plans are described in note 22 – Provisions for employee benefits.

Costs with related parties are disclosed in note 36 – Transactions with related parties.

Average number of employees

The Group average number and breakdown of employees by category is reported below:

	2023		2022		2021
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	944	19	957	19	966	18
Junior managers	9,157	84	9,084	80	9,143	78
Employees	15,810	420	15,517	420	15,747	380
Workers	5,937	294	6,074	288	5,476	284
	31,848	817	31,632	807	31,332	760

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the year. The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.

Long-term monetary incentive plan for the managers of Eni

The main characteristic of long term-incentive plans with treasury shares whose assignments are in place at the end of  2023 are described below.

On May 13, 2020 and on May 10, 2023, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2020-2022 and 2023-2025, respectively, and empowered the Board of Directors to execute the plan by authorizing it to dispose up to a maximum of 20 million of treasury shares in service of the plan 2020-2022 and 16 million in service of the plan 2023-2025 (also authorizing the disposal of treasury shares originally intended for the 2020-2022 Long-Term Incentive Plan, for the part relating to unused shares, equal to approximately 6.7 million shares).

The Long-Term Monetary Incentive plans provide for three annual awards (2020, 2021 and 2022 and 2023, 2024 and 2025, respectively) and are intended for the Chief Executive Officer of Eni and for the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plans provide the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting. Considering that these incentives fall within the category of employee compensation, in accordance with IFRS, the cost of the plans is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that are granted at the end of the vesting period; the cost is accruing along the vesting period.

With reference to the 2020-2022 Plan, the number of shares that will be granted at the end of the vesting period will depend: (i) for 25% on a market relative objective related to the three-year Total Shareholder Return (TSR) measured by the difference, over the three-year period, between the TSR of the Eni stock and the TSR of the FTSE Mib index (the Italian Stock Exchange), adjusted for the Eni’s correlation index and compared with the same return recorded by each company of a group of Eni's competitors ("Peer Group" ); (ii) for 20% on an industrial relative objective measured in terms of annual unit value ($/boe) of the Net Present Value of proved reserves (NPV), compared with the same values recorded by the Peer Group companies, with a final result equal to the average of the annual results over the three-year period; (iii) for 20% on an economic-financial absolute objective measured by the organic Free Cash Flow (FCF) cumulated over the three-year period, compared to the equivalent cumulative value expected in the first three years of the Strategic Plan approved by the Board of Administration in the year of award and assumed unchanged over the performance period. The final calculation of the FCF is carried out net of the effects of exogenous variables, in application of a variance analysis methodology predetermined and approved by the Remuneration Committee, with the aim of enhancing the effective company performance deriving from management action; (iv) for the remaining part (35%) by an objective of environmental sustainability and energy transition divided into three absolute objectives over the three-year period, namely: (a) for 15% from a decarbonisation objective measured by the final value of the intensity of upstream GHG emissions at the end of the three-year period (tCO2eq/kboe), compared to the equivalent value expected in the third year of the Strategic Plan approved by the Board of Directors in the year of attribution assumed unchanged in the performance period; (b) 10% from an energy transition objective measured at the end of the three-year period in terms of Megawatts of installed electricity generation capacity from renewable sources compared to the equivalent value expected in the third year of the Strategic Plan approved by the Board of Directors in the year of attribution assumed unchanged in the performance period; (c) for 10% on a circular economy objective measured in terms of the progress at the end of the three-year period of three relevant projects compared to the progress expected in the third year of the Strategic Plan approved by the Board of Directors in the year of attribution assumed unchanged during the performance period.

With reference to the 2023-2025 Plan, the number of shares that will be granted at the end of the vesting period will depend: (i) for 25% on a market relative objective related to the Total Shareholder Return (TSR) measured by the difference, over the three-year period, between the TSR of the Eni stock and the TSR of the FTSE Mib index (the Italian Stock Exchange), adjuasted for the Eni’s correlation index and compared with the same return recorded by each company of the Peer Group; (ii) for 40% on an economic-financial absolute objective measured by the organic Free Cash Flow (FCF) cumulated over the three-year period, compared to the equivalent cumulative value expected in the first three years of the Strategic Plan approved by the Board of Administration in the year of award and assumed unchanged over the performance period; (iii) for the remaining part (35%) by an objective of environmental sustainability and energy transition divided into three absolute objectives over the three-year period, namely: (a) for 10% from a decarbonisation objective measured by the final value of the intensity of Scope 1 and Scope 2 upstream GHG emissions at the end of the three-year period (tCO2eq/kboe), compared to the equivalent value expected in the third year of the Strategic Plan approved by the Board of Directors in the year of attribution assumed unchanged in the performance period; (b) 15% from an energy transition objective measured at the end of the three-year period in terms of Megawatts of installed electricity generation capacity from renewable sources and biojet fuel production capacity in terms of kton, both compared to the equivalent value expected in the third year of the Strategic Plan approved by the Board of Directors in the year of attribution assumed unchanged in the performance period; (c) for 10% from a circular economy objective measured in terms of percentage value of vertical integration of Agribusiness for the production of biofuels at the end of the three-year period compared to the progress expected in the third year of the Strategic Plan approved by the Board of Directors in the year of attribution assumed unchanged during the performance period.

Depending on the performance of the parameters mentioned above, the number of shares that will vest free of charge after three years may range between 0% and 180% of the initial award. A 50% of the shares that will effectively be granted to each beneficiary in service will be subject to a lock-up clause of one year after the vesting date for the 2020-2022 Long-Term Incentive Plan and two years after the vesting date for the 2023-2025 Long-Term Incentive Plan.

The number of shares awarded at the grant date was: (i) 1,909,849 shares in 2023; with a weighted average fair value of €10.82 per share; (ii) 2,069,685 shares in 2022; with a weighted average fair value of €9.20 per share; (iii) 2,365,581 shares in 2021, with a weighted average fair value of €8.15 per share.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (stochastic method for both Long-Term Monetary Incentive plan), taking into account the fair value of the Eni share at the grant date (between €15.482 and €15.068 depending on the grant date for the 2023 award; between €12.918 and €14.324 depending on the grant date for the 2022 award; between €12.164 and €11.642 depending on the grant date for the 2021 award), reduced by dividends expected along the vesting period (between 6.6% and 6.8% for the 2023 award; 6.8% and 6.1% for the 2022; 7.1% and 7.4% for the 2021 award), considering the volatility of the stock (between 28.2% and 28.4% for the 2023 award; between 30% and 31% for the 2022 award; 44% and 45% for the 2021 award), the forecasts relating to the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

In 2023, the costs related to the long-term monetary incentive plan, recognized as a component of the payroll cost with contra-entry to equity reserves, as they pertain to company employees, amounted to €20 million (€18 million and €16 million in 2022 and 2021, respectively).

Compensation of key management personnel

Compensation, including contributions and collateral expenses, of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year consisted of the following:

(€ million)	2023	2022	2021
Wages and salaries	35	37	29
Post-employment benefits	3	3	3
Other long-term benefits	19	17	15
Indemnities upon termination of employment		9
	57	66	47

Compensation of Directors and Statutory Auditors of Eni SpA

Compensation of Directors amounted to €13.9 million, €11.12 million and €10.13 million in 2023, 2022 and 2021, respectively. Compensation of Statutory Auditors amounted to €0.580 million, €0.589 million and €0.550 million in 2023, 2022 and 2021, respectively.

Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.